Borrowings	12 Months Ended
Jun. 30, 2023
Borrowings

20. Borrowings

The breakdown and the fair value of the Group borrowings as of June 30, 2023 and 2022 was as follows:

	Book value		Fair value
	06.30.2023	06.30.2022	06.30.2023	06.30.2022
NCN	96,599	142,749	97,277	134,546
Bank loans and others	2,575	2,182	2,575	2,195
Bank overdrafts	6,592	12,657	6,592	12,657
Other borrowings	1,720	3,061	1,720	3,061
Loans with non-controlling interests	455	463	455	463
Total borrowings	107,941	161,112	108,619	152,922
Non-current	67,324	28,138
Current	40,617	132,974
Total	107,941	161,112

As of June 30, 2023 and 2022, total borrowings include collateralized liabilities (seller financing, leases and bank loans) of ARS 1,634 and ARS 2,054, respectively. These borrowings are mainly collateralized by trading properties of the Group (Notes 11).

The terms of the loans include standard covenants for this type of financial operations. As of the date of these Consolidated Financial Statements, the Group has complied with the covenants contemplated in its respective loan agreements.

The maturity of the Group's borrowings is as follows:

	06.30.2023	06.30.2022
Capital
Less than 1 year	39,029	129,796
Between 1 and 2 years	27,146	22,572
Between 2 and 3 years	20,794	4,499
Between 3 and 4 years	7,025	229
Between 4 and 5 years	12,042	545
	106,036	157,641
Interest
Less than 1 year	1,588	3,178
Between 1 and 2 years	203	-
Between 2 and 3 years	114	136
Between 3 and 4 years	-	19
Between 4 and 5 years	-	138
	1,905	3,471
	107,941	161,112

The following table shows a breakdown of Group’s borrowing by type of fixed-rate and floating-rate, per currency denomination and per functional currency of the subsidiary that holds the loans for the fiscal years ended June 30, 2023 and 2022.

	06.30.2023
Rate per currency	Argentine Peso	US dollar	Total
Fixed rate:
Argentine Peso	19,395	-	19,395
US Dollar	-	86,205	86,205
Subtotal fixed-rate borrowings	19,395	86,205	105,600
Floating rate:
Argentine Peso	2,341	-	2,341
Subtotal floating-rate borrowings	2,341	-	2,341
Total borrowings as per analysis	21,736	86,205	107,941
Total borrowings as per Statement of Financial Position	21,736	86,205	107,941

	06.30.2022
Rate per currency	Argentine Peso	US dollar	Total
Fixed rate:
Argentine Peso	25,477	-	25,477
US Dollar	-	134,197	134,197
Subtotal fixed-rate borrowings	25,477	134,197	159,674
Floating rate:
Argentine Peso	901	-	901
US Dollar	-	537	537
Subtotal floating-rate borrowings	901	537	1,438
Total borrowings as per analysis	26,378	134,734	161,112
Total borrowings as per Statement of Financial Position	26,378	134,734	161,112

The following describes the debt issuances made by the Group for the years ended June 30, 2023 and 2022:

Entity	Series	Issuance / expansion date	Amount in original currency	Maturity date	Interest	Principal payment	Interest payment
rate
IRSA	Series XIII	aug-21	USD 58.1	03/31/2024	3.90% n.a	Biannual	Quarterly
IRSA	Series XIV	jul-22	USD 171.20	06/22/2028	8.75% n.a.	17.5% in June 2024 – 17.5% in June 2025 – 17.5% in June 2026 – 17.5% in June 2027 - 30% in June 2028	Biannual
IRSA	Series XV	jan-23	USD 61.75	03/25/2025	8.00% n.a.	At expiration	Biannual
IRSA	Series XVI	jan-23	USD 28.25	07/25/2025	7.00% n.a.	At expiration	Biannual
IRSA	Series XVII	jun-23	USD 25	12/07/2025	5.00% n.a.	At expiration	1° quarterly and then biannual

The following table shows a detail of evolution of borrowing during the years ended June 30, 2023 and 2022:

	06.30.2023	06.30.2022
Balance at the beginning of the year	161,112	219,648
Borrowings	80,829	16,011
Payment of borrowings	(112,982)	(25,512)
Payment of short term loans, net	(1,442)	(2,154)
Interests paid	(13,331)	(17,686)
Accrued interests	7,477	16,647
Cumulative translation adjustment and exchange differences, net	72,773	48,842
Inflation adjustment	(86,117)	(91,978)
Reclassifications and other movements	(378)	(2,706)
Balance at the end of the year	107,941	161,112

Series XIV Notes

As a consequence of the regulations established by the BCRA, on July 6, 2022, the company completed the exchange of its Series II Notes in an aggregate principal amount of USD 360 million, maturing on March 23, 2023. On July 6, 2022, the expiration of the exchange was announced, USD 239 million of Series II Notes were validly tendered and accepted, representing an acceptance of 66.38%. On July 8, the exchange offer was settled, the new Series XIV Notes were issued for an amount of USD 171.2 million.

Series XIV Notes were issued under New York Law, will mature on June 22, 2028 and will accrue interest at a fixed rate of 8.75%, with interest payable semi-annually on June 22 and December 22 of each year, until expiration. Amortization will be in annual installments payable on June 22 of each year, each for 17.5% from 2024 to 2027 and the remaining 30% on June 22, 2028. The issue price was 100%.

On the exchange settlement date, the Series II Notes were partially cancelled, leaving an outstanding amount of USD 121 million. On February 8, 2023, the Series II Notes were redeemed and paid (see “Series II Notes Redemption - IRSA”).

Series XV and XVI Notes

On January 31, 2023, IRSA issued new Notes for a total amount of USD 90.0 million.

•	Series XV: for USD 61.7 million at a fixed rate of 8.0%, with semi-annual payments. The principal will be paid at maturity on March 25, 2025. The price of issuance was 100.0% of the nominal value.

•

Series XVI: for USD 28.2 million at a fixed rate of 7.0%, with semi-annual payments. The principal will be paid at maturity on July 25, 2025. The price of issuance was 100.0% of the nominal value. USD 5.1 million were subscribed in cash and USD 23.1 million in kind with Series IX Notes (Nominal Value USD 22.5 million with maturity date on March 1, 2023, which were subsequently cancelled) (see “Series IX Notes Redemption).

Series II Notes Redemption

On February 3, 2023, the Company notified the holders of Series II Notes of the redemption in accordance with the terms and conditions of the Series II Notes and the provisions of the Trust Agreement entered into on March 23, 2016 and its addendum May 16, 2022 between the Company, The Bank of New York Mellon (formerly The Bank of New York), as trustee, co-registrar agent, principal paying agent and transfer agent (the “Trustee”) and Banco Santander Argentina S.A., as representative of the Trustee in Argentina (“Trust Agreement”), under which the Series II Notes are issued for a current and outstanding amount of USD 121 million. The redemption was carried out on February 8, 2023. The redemption price was 100% of the face value of each current and outstanding Series II Notes, plus accrued and unpaid interest, prior settlement in the exchange market of funds received from the issuance of Series XV and XVI Notes (see " Series XV and XVI Notes - IRSA").

Series IX Notes Partial Cancellation

On February 6, 2023, and regarding the issuance of Series XVI Notes, which were partially subscribed with Series IX Notes, the Company announced the partial cancellation of the Notes detailed below:

•	Series IX Notes:

-	Issuance Date: November 12, 2020
-	Maturity Date: March 1, 2023
-	Nominal Value originally issued: USD 81 million
-	Nominal Value to be cancelled: USD 22.5 million
-	Nominal Value under circulation: USD 58 million

Series IX Notes Redemption

On February 10, 2023, the Company informed the holders of Series IX Notes of the redemption in accordance with the terms and conditions detailed in the Offering Memorandum dated October 22, 2020, for an outstanding amount in circulation of USD 58 million (see " Series IX Notes Partial Cancellation "). The redemption was carried out on February 17, 2023. The redemption price was 100% of the face value of the Series IX Notes, plus accrued and unpaid interest, as of the date set for redemption, subject to settlement in the foreign exchange market of funds received from the issuance of Series XV and XVI Notes (see " Series XV and XVI Notes ").

Series XVII Notes

On June 7, 2023, IRSA issued new Notes for a total amount of USD 25 million.

•

Series XVII: for USD 25 million at a fixed rate of 5.0%, with semi-annual payments except for the first and second interest payments that will be made at 9 and 12 months, respectively, from the Issue and Settlement Date. The principal will be paid at maturity on December 7, 2025. The price of issuance was 100.0% of the nominal value.